RELATED PARTIES - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Percentage of shareholders to gain majority for change in control (in percent)	35.00%
Associates
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	$ 11	$ 19	$ 0
Purchases and services acquired from related parties	20	12	19
Outstanding balances arising from sale of goods and services due by related parties	11	19	19
Joint ventures
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	8	7	10
Purchases and services acquired from related parties	1	1	0
Outstanding balances arising from sale of goods and services due by related parties	$ 0	$ 1	$ 0
CEO
Disclosure of transactions between related parties [line items]
Notice Period	12 months
Change of control	12 months
CEO | KC Ramon
Disclosure of transactions between related parties [line items]
Notice Period	6 months
Change of control	6 months
CFO
Disclosure of transactions between related parties [line items]
Notice Period	6 months
Change of control	6 months
CFO | I Kramer
Disclosure of transactions between related parties [line items]
Notice Period	3 months
Change of control	3 months
Other Executive Management team members
Disclosure of transactions between related parties [line items]
Notice Period	6 months
Change of control	6 months